SCHEDULE 1 - CONDENSED BALANCE SHEETS (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2017 CNY (¥) shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2016 CNY (¥) shares	Dec. 31, 2015 CNY (¥)	Jun. 25, 2015 $ / shares	Jan. 05, 2015 $ / shares shares	Jan. 04, 2015 $ / shares	Dec. 31, 2014 CNY (¥)
Assets:
Cash and cash equivalents	$ 285,443	¥ 1,857,175		¥ 968,225	¥ 846,120
Prepaid expenses and other assets	164,301	1,068,990		466,763
Held-to-maturity investments	1,528	9,944		98,917
Available-for-sale investments	148,049	963,253		1,158,000
Total assets	1,155,597	7,518,664		4,783,388
Liabilities:
Accrued expenses and other liabilities	199,291	1,296,650		564,165
Total liabilities	699,108	4,548,611		2,643,469
Equity:
Ordinary shares ($0.0001 par value; 500,000,000 shares authorized, 119,512,300 and 121,343,424 shares issued and outstanding as of December 31, 2016 and 2017, respectively)	12	76		75
Additional paid-in capital	172,733	1,123,854		933,272
Accumulated other comprehensive income	1,701	11,067		29,457
Retained earnings	282,043	1,835,056		1,177,115
Total equity	456,489	2,970,053		2,139,919	976,942				¥ 223,408
Total liabilities and equity	$ 1,155,597	¥ 7,518,664		¥ 4,783,388
Ordinary shares:
Ordinary shares, par value (in dollars per share) | $ / shares	$ 0.0001		$ 0.0001			$ 0.0001	$ 0.0001	$ 1.00
Ordinary shares, authorized (in shares)	500,000,000	500,000,000	500,000,000	500,000,000			500,000,000
Ordinary shares, issued (in shares)	121,343,424	121,343,424	119,512,300	119,512,300
Ordinary shares, outstanding (in shares)	121,343,424	121,343,424	119,512,300	119,512,300
YIRENDAI LTD
Assets:
Cash and cash equivalents	$ 46,143	¥ 300,218	$ 60,634	¥ 394,505	¥ 430,635
Prepaid expenses and other assets	53	342		690
Amount due from a subsidiary	22,396	145,712		68,951
Held-to-maturity investments | ¥				34,021
Available-for-sale investments	5,341	34,753
Investments in subsidiaries and VIEs	384,827	2,503,805		1,645,630
Total assets	458,760	2,984,830		2,143,797
Liabilities:
Accrued expenses and other liabilities	2,271	14,777		3,878
Total liabilities	2,271	14,777		3,878
Equity:
Ordinary shares ($0.0001 par value; 500,000,000 shares authorized, 119,512,300 and 121,343,424 shares issued and outstanding as of December 31, 2016 and 2017, respectively)	12	76		75
Additional paid-in capital	172,733	1,123,854		933,272
Accumulated other comprehensive income	1,701	11,067		29,457
Retained earnings	282,043	1,835,056		1,177,115
Total equity	456,489	2,970,053		2,139,919
Total liabilities and equity	$ 458,760	¥ 2,984,830		¥ 2,143,797
Ordinary shares:
Ordinary shares, par value (in dollars per share) | $ / shares	$ 0.0001		$ 0.0001
Ordinary shares, authorized (in shares)	500,000,000	500,000,000	500,000,000	500,000,000
Ordinary shares, issued (in shares)	121,343,424	121,343,424	119,512,300	119,512,300
Ordinary shares, outstanding (in shares)	121,343,424	121,343,424	119,512,300	119,512,300